Financial risk management - Summary of Average Probability Default of Rescheduled Loans (Detail) - Weighted average [member]	Dec. 31, 2020
Credit Cards [member] | Landing [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	40.20%
Credit Cards [member] | Structural [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	40.50%
Credit Cards [member] | Unilateral [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	41.60%
Consumer [member] | Landing [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	28.10%
Consumer [member] | Structural [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	31.80%
Consumer [member] | Unilateral [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	34.80%
Vehicular [Member] | Structural [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	14.80%
Vehicular [Member] | Unilateral [member]
Disclosure Of Average Probability Of Default Of Rescheduled Loans [Line Items]
Probability Of Default Range Percentage	16.60%